In order to determine possible oscillations of expected loss arising from the economic projections, simulations were made by changing the weighting of the scenarios used in the calculation of the expected loss. In the table below, we show the probabilitie (Details)
R$ in Thousands, Pure in Thousands
Dec. 31, 2021 BRL (R$)
Sensitivity Analysis Simulation 1 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ (1,054,052)
Sensitivity Analysis Simulation 2 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ (2,297,413)
Sensitivity Analysis Simulation 3 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ 1,052,602